Consolidated Statements of Changes in Shareholders' Deficit (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Curtailment gain, net of tax	$ 3.8
Intelsat S.A. Shareholders' Deficit [Member]
Postretirement/pension liability adjustment, tax	16.5	$ (30.3)	$ 34.9
Curtailment gain, net of tax	3.8
Other comprehensive income (loss), tax	$ (0.2)	$ 0.1	$ (0.4)